Goldman Sachs Access High Yield Corporate Bond ETF Investment Strategy - Goldman Sachs Access High Yield Corporate Bond ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is a rules-based index that is designed to measure the performance of high yield corporate bonds denominated in U.S. dollars (“USD”) that meet certain liquidity criteria. “High yield” bonds are bonds that are rated below investment grade and are commonly referred to as “junk bonds.” As of November 30, 2025, there were 1,419 constituents in the Index and the Index had a weighted average maturity of 4.73 years. The Index is a custom index that is owned and calculated by FTSE Fixed Income LLC (“FTSE”), a trading name of the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group” or the “Index Provider”). The Index is based on the FTSE US High-Yield Market Index (the “Reference Index”) using concepts developed with Goldman Sachs Asset Management, L.P. (“GSAM”). Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Index Provider constructs the Index in accordance with a rules-based methodology that involves two steps. Step 1 In the first step, the Index Provider defines a universe of potential index constituents (the “Universe”) by applying specified criteria to the constituents of the Reference Index. The Reference Index includes high yield corporate bonds issued by companies domiciled in the United States or Canada that have a minimum of one year to maturity and are rated a maximum of BB+ by S&P Global Ratings (“S&P”) and Ba1 by Moody’s Investors Service, Inc. (“Moody’s”) and a minimum of C by S&P or Ca by Moody’s if not rated by S&P. Only constituents of the Reference Index that have a minimum of $250 million outstanding and from issuers with at least two eligible bonds outstanding, are included in the Universe. Step 2 In the second step, the Index Provider applies a fundamental factor ranking to the Universe. Issuers are first grouped into three broad industry groups: financials, industrials and utilities. Within each industry group, issuers are measured by two fundamental factors, improvement over the past year in debt service and leverage. The Index Provider ranks each issuer based on the two fundamental factors, equally weighted. The Index is constructed by reweighting the issuers within the lowest 15% composite rank so that their market capitalizations are reduced by half. A maturity bucketing process is used to approximate the average effective duration of the Reference Index. The Index is normally rebalanced (i) monthly on the last business day of each month, to account for changes in liquidity, rating or maturity, and (ii) quarterly, to account for updates to the constituents on the basis of the fundamental factors (as described above). The Investment Adviser uses a representative sampling strategy to manage the Fund. “Representative sampling” is an indexing strategy in which the Fund invests in a representative sample of constituent securities that has a collective investment profile similar to that of the Index. The securities selected for investment by the Fund are expected to have, in the aggregate, investment characteristics, fundamental characteristics and liquidity measures similar to those of the Index. The Fund may or may not hold all of the securities in the Index. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.